UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7529

Asian Small Companies Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Asian Small Companies Portfolio                                                                                                        as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
China — 6.5%
Containers & Packaging — 1.8%
Vision Grande Group Holdings Ltd.	8,588,000	$8,782,223
		$8,782,223
Hotels, Restaurants & Leisure — 0.8%
Ctrip.Com International Ltd. (1)	85,200	4,098,120
		$4,098,120
Personal Products — 1.6%
Beauty China Holdings Ltd.	17,643,000	7,752,496
		$7,752,496
Textiles, Apparel & Luxury Goods — 2.3%
Ports Design Ltd.	8,237,500	11,425,665
		$11,425,665
Total China (identified cost $22,788,611)		$32,058,504
Hong Kong — 7.3%
Hotels, Restaurants & Leisure — 1.2%
Fairwood Holdings Ltd.	7,674,000	6,133,186
		$6,133,186
Household Durables — 0.2%
Chitaly Holdings Ltd.	4,136,000	1,117,261
		$1,117,261
Media — 1.3%
Pico Far East Holdings Ltd.	25,906,000	6,276,424
		$6,276,424
Textiles, Apparel & Luxury Goods — 4.6%
EganaGoldpfeil Holdings Ltd.	27,444,000	10,864,228
Peace Mark Holdings Ltd.	23,814,000	11,442,612
		$22,306,840
Total Hong Kong (identified cost $29,877,551)		$35,833,711
India — 5.9%
Auto Components — 0.5%
Motor Industries Co. Ltd.	38,300	2,499,661
		$2,499,661
Chemicals — 1.8%
United Phosphorus Ltd.	1,612,139	8,782,793
		$8,782,793

Diversified Financial Services — 1.2%
Financial Technologies (India) Ltd.	161,707	$5,727,676
		$5,727,676
Electrical Equipment — 0.6%
ABB Ltd.	61,000	3,059,007
		$3,059,007
Industrial Conglomerates — 1.8%
Siemens India Ltd.	60,500	6,430,595
Sintex Industries Ltd.	676,519	2,541,389
		$8,971,984
Total India (identified cost $17,567,211)		$29,041,121
Malaysia — 7.8%
Construction Materials — 1.9%
Lafarge Malayan Cement Berhad	44,183,100	9,187,067
		$9,187,067
Electronic Equipment & Instruments — 2.2%
Uchi Technologies BHD	11,620,300	10,829,204
		$10,829,204
Health Care Providers & Services — 2.5%
Pantai Holdings BHD	18,910,300	12,290,914
		$12,290,914
Wireless Telecommunication Services — 1.2%
Digi.Com Berhad (1)	2,059,500	5,728,711
		$5,728,711
Total Malaysia (identified cost $30,411,913)		$38,035,896
Philippines — 1.1%
Food Products — 1.1%
Universal Robina Corp.	14,789,200	5,266,812
		$5,266,812
Total Philippines (identified cost $5,062,401)		$5,266,812
Republic of Korea — 16.2%
Auto Components — 0.9%
Pyung Hwa Holdings Co. Ltd.	90,582	460,453
Pyung Hwa Industrial Co. Ltd. (1)(2)	639,957	3,782,976
		$4,243,429

Chemicals — 1.4%
Youlchon Chemical Co. Ltd.	638,790	$6,653,359
		$6,653,359
Commercial Services & Supplies — 2.4%
Fursys, Inc.	363,850	11,773,089
		$11,773,089
Construction & Engineering — 1.5%
Hyundai Engineering & Construction Co. (1)	151,890	7,400,181
		$7,400,181
Food Products — 1.6%
Binggrae Co. Ltd.	170,050	8,041,846
		$8,041,846
Health Care Equipment & Supplies — 1.5%
Standard Diagnostics, Inc.	556,953	7,493,187
		$7,493,187
Hotels, Restaurants & Leisure — 2.5%
Hana Tour Service, Inc.	155,205	12,008,965
		$12,008,965
IT Services — 1.0%
Duzon Digital Ware Co. Ltd.	260,016	4,914,753
		$4,914,753
Leisure Equipment & Products — 1.1%
Samick Musical Instruments Co. Ltd.	4,028,920	5,242,764
		$5,242,764
Pharmaceuticals — 2.3%
Hanmi Pharm Co. Ltd.	91,138	11,406,008
		$11,406,008
Total Republic of Korea (identified cost $58,417,194)		$79,177,581
Singapore — 22.6%
Air Freight & Logistics — 2.0%
Goodpack Ltd. (1)	8,905,000	9,836,550
		$9,836,550
Communications Equipment — 2.0%
Datacraft Asia Ltd. (1)	10,828,000	9,853,480
		$9,853,480
Diversified Consumer Services — 3.3%
Raffles Education Corp. Ltd.	10,605,000	16,270,525
		$16,270,525

Energy Equipment & Services — 4.9%
Advanced Holdings Ltd.	22,706,000	$8,887,919
Ezra Holdings Ltd.	9,438,800	14,988,015
		$23,875,934
Health Care Equipment & Supplies — 2.1%
LMA International NV (1)	23,474,000	10,451,054
		$10,451,054
IT Services — 2.4%
CSE Global Ltd.	18,321,000	11,467,321
		$11,467,321
Real Estate Management & Development — 3.5%
Ascott Group Ltd.	17,528,000	11,042,106
Hersing Corp. Ltd.	2,946,000	252,386
Keppel Land Ltd.	2,269,000	5,819,197
		$17,113,689
Road & Rail — 2.0%
SMRT Corp. Ltd.	14,116,000	9,775,639
		$9,775,639
Specialty Retail — 0.4%
Pertama Holdings Ltd.	7,217,000	1,740,360
		$1,740,360
Total Singapore (identified cost $88,874,540)		$110,384,552
Taiwan — 17.5%
Commercial Services & Supplies — 1.9%
Taiwan-Sogo Shinkong Security Corp.	10,630,000	9,193,948
		$9,193,948
Distributors — 2.1%
Test-Rite International Co.	13,446,266	10,010,721
		$10,010,721
Electronic Equipment & Instruments — 5.6%
Av Tech Corp.	1,815,000	9,681,533
Chroma Ate, Inc.	7,027,000	7,425,942
Motech Industries, Inc.	401,000	10,342,255
		$27,449,730
Hotels, Restaurants & Leisure — 1.9%
Formosa International Hotels Corp. (1)	3,669,000	9,086,472
		$9,086,472

Industrial Conglomerates — 1.5%
Chung-Hsin Electric & Machinery MFG. Corp.	10,793,000	$7,476,545
		$7,476,545
Leisure Equipment & Products — 3.0%
Johnson Health Tech Co. Ltd.	2,317,000	14,658,044
		$14,658,044
Machinery — 1.5%
Awea Mechantronic Co. Ltd.	4,184,400	7,552,031
		$7,552,031
Total Taiwan (identified cost $60,983,379)		$85,427,491
Thailand — 14.5%
Commercial Services & Supplies — 0.1%
Professional Waste Technology 1999 PCL	38,868,100	732,593
		$732,593
Health Care Providers & Services — 1.1%
Burmrungrad Hospital Public Co. Ltd.	6,558,100	5,493,696
		$5,493,696
Hotels, Restaurants & Leisure — 2.2%
Minor International PLC	38,464,090	10,773,973
		$10,773,973
Household Durables — 1.2%
Asian Property Development Public Co. Ltd.	65,556,500	5,729,935
		$5,729,935
Media — 3.2%
Major Cineplex Public Co. Ltd.	20,454,000	9,584,466
Mass Communication Organization of Thailand Public Co. Ltd.	215,200	218,298
Workpoint Entertainment Public Co. Ltd.	8,202,500	5,797,579
		$15,600,343
Real Estate Management & Development — 4.2%
Central Pattana PCL	15,974,800	8,363,770
CPN Retail Growth Property	6,368,900	1,767,286
LPN Development PLC	55,762,600	6,227,177
Siam Future Development Public Co. Ltd.	16,333,400	4,104,729
		$20,462,962
Specialty Retail — 0.5%
It City Public Co. Ltd.	8,651,400	2,332,707
		$2,332,707

Wireless Telecommunication Services — 2.0%
Total Access Communication PCL (1)	2,679,600	$9,646,560
		$9,646,560
Total Thailand (identified cost $58,110,978)		$70,772,769
Total Common Stocks (identified cost $372,093,779)		$485,998,437

Warrants — 0.1%

Security	Shares	Value
Thailand — 0.1%
Minor International Public Co. Ltd., Exp. 3/29/08 (1)	3,690,779	$550,718
		$550,718
Total Thailand (identified cost $0)		$550,718
Total Warrants (identified cost $0)		$550,718
Total Investments — 99.5% (identified cost $372,093,779)		$486,549,155
Other Assets, Less Liabilities — 0.5%		$2,324,358
Net Assets — 100.0%		$488,873,513

(1)	Non-income producing security.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
Singapore	22.7%	$ 110,384,552
Taiwan	17.6%	85,427,491
Republic of Korea	16.2%	79,177,581
Thailand	14.7%	71,323,487
Malaysia	7.8%	38,035,896
Hong Kong	7.3%	35,833,711
China	6.6%	32,058,504
India	6.0%	29,041,121
Philippines	1.1%	5,266,812
	100.0%	$ 486,549,155

The Portfolio did not have any open financial instruments at May 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$372,093,779
Gross unrealized appreciation	$130,049,689
Gross unrealized depreciation	(15,594,313)
Net unrealized appreciation	$114,455,376

The net unrealized depreciation on currency was, $26,156.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	July 25, 2006

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	July 25, 2006